Supplement to the

Fidelity® Sustainable Target Date Funds

May 10, 2023

Prospectus

The following information supplements information for each fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Andrew Dierdorf (Co-Portfolio Manager) has managed the fund since 2024.

Brett Sumsion (Co-Portfolio Manager) has managed the fund since 2024.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Andrew Dierdorf is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Sumsion has worked as a portfolio manager.

FST-PSTK-0124-100	January 2, 2024
1.9911644.100

Supplement to the

Fidelity® Sustainable Target Date Funds

Class K

May 10, 2023

Prospectus

The following information supplements information for each fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Andrew Dierdorf (Co-Portfolio Manager) has managed the fund since 2024.

Brett Sumsion (Co-Portfolio Manager) has managed the fund since 2024.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Andrew Dierdorf is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Sumsion has worked as a portfolio manager.

FST-K-PSTK-0124-100	January 2, 2024
1.9911645.100

Supplement to the

Fidelity® Sustainable Target Date Funds

Class K6

May 10, 2023

Prospectus

The following information supplements information for each fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Andrew Dierdorf (Co-Portfolio Manager) has managed the fund since 2024.

Brett Sumsion (Co-Portfolio Manager) has managed the fund since 2024.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Andrew Dierdorf is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Sumsion has worked as a portfolio manager.

FSTK6-PSTK-0124-100	January 2, 2024
1.9911647.100

Supplement to the

Fidelity® Sustainable Target Date Funds

Class A, Class M, Class C, Class I, and Class Z

May 10, 2023

Prospectus

The following information supplements information for each fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Andrew Dierdorf (Co-Portfolio Manager) has managed the fund since 2024.

Brett Sumsion (Co-Portfolio Manager) has managed the fund since 2024.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Andrew Dierdorf is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Sumsion has worked as a portfolio manager.

AFST-PSTK-0124-100	January 2, 2024
1.9911664.100

Supplement to the

Fidelity® Sustainable Target Date Funds

Class Z6

May 10, 2023

Prospectus

The following information supplements information for each fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Andrew Dierdorf (Co-Portfolio Manager) has managed the fund since 2024.

Brett Sumsion (Co-Portfolio Manager) has managed the fund since 2024.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Andrew Dierdorf is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.

Brett Sumsion is Co-Portfolio Manager of each fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Sumsion has worked as a portfolio manager.

FSTZ6-PSTK-0124-100	January 2, 2024
1.9911661.100